Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	₨ 100,187	₨ 196,109
Various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature	5,814	6,402
Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature	127	14,038
Chery Jaguar Land Rover Automotive Co. Limited [member]
Commitments and contingencies [line items]
Committed to contribute under the joint venture agreement	36,221	32,956
Amount contributed under the joint venture agreement	29,753	27,071
Outstanding commitment under the joint venture agreement	6,468	5,885
Income tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	3,031	949
Income tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	22	22
Customs, excise duty and service tax contingent liability [member]
Commitments and contingencies [line items]
Estimated effect of contingency	16,717	14,851
Customs, excise duty and service tax contingent liability [member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	50	60
Customs, excise duty and service tax demands for more [member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Excise Authorities denied CENVAT credit claimed by the Company from Fiscal 1992 to Fiscal 2013 [member]
Commitments and contingencies [line items]
Estimated effect of contingency	360	250
Excise Authorities raised demand on account of alleged undervaluation's of ex-factory discounts given by Company on passenger vehicles through invoices [member]
Commitments and contingencies [line items]
Estimated effect of contingency	907	907
Excise Authorities raised demand and penalty due to the classification of certain chassis [member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,399	2,399
Excise Authorities levied penalties and interest with respect to CENVAT credit claimed by the Company from March 2010 to November 2012 [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	6,799	6,799
Excise Authorities raised demand on pre-delivery inspection charges and free after-sales service charges incurred by dealers [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	295	295
Service Tax Authorities has raised Service Tax demand [member]
Commitments and contingencies [line items]
Estimated effect of contingency	549
Exicse authorities confirmed demand penalty towards vehicles sold below cost of production with intention to penetrate market [member]
Commitments and contingencies [line items]
Estimated effect of contingency	909	0
Exicse authorities filed appeal before appellate authority against order of adjudicating authority allowing cenvat credit service tax availed on consulting engineers services [member]
Commitments and contingencies [line items]
Estimated effect of contingency	362	362
Sales tax contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	10,962	10,521
Sales tax contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	109	115
Sales tax demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Sales Tax Authorities raised demand towards rejection of certain statutory forms for concessional lower/nil tax rate [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	2,694	1,995
Sales Tax Authorities denied input tax credit and levied interest and penalty thereon due to varied reasons [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	4,360	3,074
Sales tax demand aggregating raised sales tax authorities for non submission of Maharashtra trial balance [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	958
Sales tax authorities have raised demand for entry tax liability at various states [member]
Commitments and contingencies [line items]
Estimated effect of contingency	239
Other taxes and dues contingent liability [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	3,670	3,000
Other taxes and dues contingent liability [Member] | Investments accounted for using equity method [member]
Commitments and contingencies [line items]
Estimated effect of contingency	18	18
Other Taxes and Dues demands for more [Member]
Commitments and contingencies [line items]
Threshold amount of major contingency cases	200
Municipal authorities raised demand for higher octroi duties [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	617	617
Local municipal authorities demand for property tax [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	568	537
Local authorities demand for Sales tax / VAT in respect of spare parts used for carrying out warranty repairs [Member]
Commitments and contingencies [line items]
Estimated effect of contingency	₨ 305	₨ 300